Stock-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Common Stock
Non-vested Options outstanding	0	0
Weighted-average grant date fair value, per share	$ 0	$ 0
Granted	36,937
Weighted-average grant date fair value, granted	$ 1.14
Vested	36,937
Weighted-average grant date fair value, vested	$ 1.14
Non-vested Options outstanding	0	0
Weighted-average grant date fair value, per share	$ 0	$ 0
Options outstanding	0	0
Weighted-average exercise price, per share
Weighted-average exercise price, granted	$ 0.01
Weighted average remaining contractual term	6 years 10 months 28 days
Weighted average remaining contractual term, vested	6 years 10 months 28 days
Options outstanding	36,937	0
Weighted-average exercise price, per share	$ 0.01
Aggregate intrinsic value, outstanding	$ 29,804
Weighted-average exercise price, vested, per share	$ 0.01
Aggregate intrinsic value, vested	$ 29,804
Class F Shares
Non-vested Options outstanding	0	0
Weighted-average grant date fair value, per share	$ 0	$ 0
Granted		77
Weighted-average grant date fair value, granted		$ 6.39
Vested	77	77
Weighted-average grant date fair value, vested		$ 6.39
Non-vested Options outstanding	0	0
Weighted-average grant date fair value, per share	$ 0	$ 0
Options outstanding	77	0
Weighted-average exercise price, per share	$ 0.05
Weighted-average exercise price, granted		$ 0.05
Weighted average remaining contractual term	5 years 8 months 8 days	6 years 2 months 8 days
Aggregate intrinsic value, outstanding	$ 19
Weighted-average exercise price, vested, per share	$ 0.05
Weighted average remaining contractual term, vested	5 years 8 months 8 days	6 years 2 months 8 days
Aggregate intrinsic value, vested	$ 19
Options outstanding	77	77
Weighted-average exercise price, per share	$ 0.05	$ 0.05
Aggregate intrinsic value, outstanding	$ 9	$ 19
Weighted-average exercise price, vested, per share	$ 0.05	$ 0.05
Aggregate intrinsic value, vested	$ 9	$ 19